Issued Capital and Reserves - Schedule of Number of authorized shares and Number of share outstanding (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Convertible Note Contained Customary Events [Line Items]
Number of authorized shares	2,155,000,000	2,155,000,000
Number of share outstanding	66,864,696	29,709,641
Ordinary Shares [Member]
Schedule of Convertible Note Contained Customary Events [Line Items]
Number of authorized shares	2,150,000,000	2,150,000,000
Number of share outstanding	66,864,696	29,709,641
Preference Shares [Member]
Schedule of Convertible Note Contained Customary Events [Line Items]
Number of authorized shares	5,000,000	5,000,000
Number of share outstanding